American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
October 31, 2020

One Choice 2050 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 54.8%
Focused Dynamic Growth Fund G Class(2)	983,894	46,095,421
NT Disciplined Growth Fund G Class	184,936	2,779,584
NT Equity Growth Fund G Class	4,687,415	52,077,180
NT Growth Fund G Class	3,707,222	74,144,441
NT Heritage Fund G Class	4,603,992	65,054,403
NT Large Company Value Fund G Class	12,198,198	126,495,309
NT Mid Cap Value Fund G Class	7,161,009	80,704,571
Small Cap Growth Fund G Class	745,620	17,410,229
Small Cap Value Fund G Class	2,521,559	17,045,740
Sustainable Equity Fund G Class	2,814,386	95,604,684
		577,411,562
International Equity Funds — 24.0%
Non-U.S. Intrinsic Value Fund G Class	4,700,901	35,632,828
NT Emerging Markets Fund G Class	4,735,755	61,991,037
NT Global Real Estate Fund G Class	2,456,745	24,223,510
NT International Growth Fund G Class	5,488,720	68,609,001
NT International Small-Mid Cap Fund G Class	2,198,940	26,629,167
NT International Value Fund G Class	4,453,900	35,853,896
		252,939,439
Domestic Fixed Income Funds — 15.2%
Inflation-Adjusted Bond Fund G Class	1,732,451	21,447,742
NT Diversified Bond Fund G Class	9,711,890	111,395,382
NT High Income Fund G Class	2,918,471	27,025,039
		159,868,163
International Fixed Income Funds — 5.7%
Emerging Markets Debt Fund G Class	1,540,904	15,902,133
Global Bond Fund G Class	4,229,894	44,244,687
		60,146,820
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	3,107,718	3,107,718
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $927,387,996)		1,053,473,702
OTHER ASSETS AND LIABILITIES†		(68)
TOTAL NET ASSETS — 100.0%		$1,053,473,634

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$51,050	—	$4,275	$(680)	$46,095	984	$2,471	—
NT Disciplined Growth Fund	2,820	—	—	(40)	2,780	185	—	—
NT Equity Growth Fund	55,108	$202	2,830	(403)	52,077	4,687	(42)	$202
NT Growth Fund	80,319	1,351	6,216	(1,310)	74,144	3,707	2,211	—
NT Heritage Fund	68,623	—	4,860	1,291	65,054	4,604	1,199	—
NT Large Company Value Fund	126,844	647	423	(573)	126,495	12,198	(24)	648
NT Mid Cap Value Fund	79,465	1,137	70	173	80,705	7,161	(6)	490
Small Cap Growth Fund	18,788	—	2,517	1,139	17,410	746	432	—
Small Cap Value Fund	16,205	84	—	757	17,046	2,522	—	84
Sustainable Equity Fund	101,340	16	5,960	209	95,605	2,814	565	—
Non-U.S. Intrinsic Value Fund	36,289	480	—	(1,136)	35,633	4,701	—	—
NT Emerging Markets Fund	63,401	—	3,631	2,221	61,991	4,736	803	—
NT Global Real Estate Fund	24,515	466	—	(757)	24,224	2,457	—	—
NT International Growth Fund	71,369	—	3,826	1,066	68,609	5,489	1,012	—
NT International Small-Mid Cap Fund	28,659	—	2,959	929	26,629	2,199	577	—
NT International Value Fund	36,948	62	—	(1,156)	35,854	4,454	—	—
Inflation-Adjusted Bond Fund	19,682	1,758	—	8	21,448	1,732	—	—
NT Diversified Bond Fund	105,887	8,566	1,373	(1,685)	111,395	9,712	(22)	522
NT High Income Fund	25,585	1,562	—	(122)	27,025	2,918	—	420
Emerging Markets Debt Fund	14,878	1,015	—	9	15,902	1,541	—	166
Global Bond Fund	39,875	4,330	—	40	44,245	4,230	—	—
U.S. Government Money Market Fund	1,171	1,937	—	—	3,108	3,108	—	1
	$1,068,821	$23,613	$38,940	$(20)	$1,053,474	86,885	$9,176	$2,533
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.